Significant accounting policies - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of objectives, policies and processes for managing capital [line items]
Litigation and conduct	£ 1,597	£ 397	£ 153
Operating expenses	16,730	14,659	13,886
Provisions	1,544	1,908
Tax charge (credit)	1,039	1,138	604
Current tax liabilities	580	689
Profit after tax	£ 5,973	£ 7,056	£ 2,461